CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 2,784	$ 8,766
Short-term investments		1,002
Accounts receivable, net	1,719	559
Inventories	1,246	1,451
Prepaid expenses and other	1,815	473
Total current assets	7,564	12,251
Property and equipment, net	748	1,274
Goodwill	13,276	13,276
Intangible assets, net	139	223
Other	68	121
Total assets	21,795	27,145
Current liabilities
Accounts payable	203	561
Deferred revenue	2,360	271
Convertible notes payable	9,148
Accrued expenses and other	2,061	2,502
Total current liabilities	13,772	3,334
Convertible notes payable		8,250
Other long-term liabilities	296	233
Total liabilities	14,068	11,817
Commitments and contingencies (Note 4)
Stockholders' equity
Preferred stock, $0.01 par value; 20,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 120,000 shares authorized; 8,068 shares and 6,630 shares issued and outstanding at September 30, 2017 and December 31, 2016, respectively	8	7
Additional paid-in capital	231,881	229,341
Accumulated deficit	(224,162)	(214,020)
Total stockholders' equity	7,727	15,328
Total liabilities and stockholders' equity	$ 21,795	$ 27,145